Appendix III (Tables)	12 Months Ended
Dec. 31, 2024
Appendix III
Schedule of changes in other intangible assets

	Balance at				Translation	Balance at
	31/12/2023	Additions	Transfers	Disposals	differences	31/12/2024

Development costs	1,853,483	102,092	—	(2,472)	49,866	2,002,969
Concessions, patents, licenses brands & similar	284,736	1,288	1,852	(814)	15,911	302,973
Computer software	359,837	25,915	4,883	(1,755)	12,432	401,312
Currently marketed products	1,389,248	—	—	—	74,095	1,463,343
Other intangible assets	117,172	9,534	(1,521)	(3,012)	4,953	127,126
Total cost of intangible assets	4,004,476	138,829	5,214	(8,053)	157,257	4,297,723
Accum. amort. of development costs	(228,832)	(32,582)	—	2,472	(7,449)	(266,391)
Accum. amort of concessions, patents, licences, br.	(91,496)	(16,154)	—	815	(4,529)	(111,364)
Accum. amort. of cumputer software	(251,438)	(34,455)	—	467	(8,713)	(294,139)
Accum. amort. of currently marketed products	(499,347)	(49,262)	—	—	(31,454)	(580,063)
Accum. amort. of other intangible assets	(100,108)	(1,225)	—	—	(5,450)	(106,783)
Total accum. amort intangible assets	(1,171,221)	(133,678)	—	3,754	(57,595)	(1,358,740)
Impairment of other intangible assets	(1,059)	(10,113)	(1,794)	140	(25)	(12,851)
Carrying amount of intangible assets	2,832,196	(4,962)	3,420	(4,159)	99,637	2,926,132

	Balance at				Translation	Balance at
	31/12/2022	Additions	Transfers	Disposals	differences	31/12/2023

Development costs	1,822,085	58,573	—	—	(27,175)	1,853,483
Concessions, patents, licenses brands & similar	292,158	2,747	(344)	(1,478)	(8,347)	284,736
Computer software	340,991	22,174	3,684	(117)	(6,895)	359,837
Currently marketed products	1,431,174	—	—	—	(41,926)	1,389,248
Other intangible assets	117,485	2,388	(157)	(678)	(1,866)	117,172
Total cost of intangible assets	4,003,893	85,882	3,183	(2,273)	(86,209)	4,004,476
Accum. amort. of development costs	(199,444)	(32,694)	—	—	3,306	(228,832)
Accum. amort of concessions, patents, licences, br.	(77,331)	(16,274)	363	192	1,554	(91,496)
Accum. amort. of cumputer software	(220,305)	(34,366)	(1,294)	104	4,423	(251,438)
Accum. amort. of currently marketed products	(464,094)	(51,484)	—	—	16,231	(499,347)
Accum. amort. of other intangible assets	(91,489)	(12,391)	—	678	3,094	(100,108)
Total accum. amort intangible assets	(1,052,663)	(147,209)	(931)	974	28,608	(1,171,221)
Impairment of other intangible assets	(2,083)	(421)	—	1,438	7	(1,059)
Carrying amount of intangible assets	2,949,147	(61,748)	2,252	139	(57,594)	2,832,196